FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                          		[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Velocity Capital Management LLC
Address: 	261 Hamilton Avenue
                Suite 212
                Palo Alto, CA 94301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	        Fred W. Kittler
Title:    	Co-President
Phone:    	650-321-0880
Signature, Place, and Date of Signing:

  F.W. Kittler           Palo Alto, California        February 12, 2001



Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   18

Form 13F Information Table Value Total:   $225,560



List of Other Included Managers:
NONE


                  FORM 13F INFORMATION TABLE


                                                                                                              VOTING AUTHORITY
                                  TITLE               VALUE     SHARES/    SH/  PUT/ INVSTMT   OTHER        ------------------
NAME OF ISSUER                   OF CLASS   CUSIP    (X$1000)   PRN AMT    PRN  CALL DSCRETN  MANAGERS    SOLE     SHARED    NONE
--------------                   --------   -----    --------   -------    ---  ---- -------  --------    ----     ------    ----
Actuate, Inc.                     Common   00508B102  15,300    800,000     SH         Sole              800,000     0        0
Advanced Fibre Communications Inc Common   00754A105  18,063  1,000,000     SH         Sole            1,000,000     0        0
Applied Micro Circuits            Common   03822W109   3,377     45,000     SH         Sole               45,000     0        0
C-Cube Microsystems	          Common   12501N108  28,627  2,325,000     SH         Sole            2,325,000     0        0
Centillium Communications         Common   152319109  17,021    765,000     SH         Sole              765,000     0        0
Certicom Corp.                    Common   156915100  22,413  1,100,000     SH         Sole            1,100,000     0        0
Delano Technology Corporation     Common   245701107   1,531    280,000     SH         Sole              280,000     0        0
Elantec Semiconductor, Inc.       Common   284155108  11,100    400,000     SH         Sole              400,000     0        0
Exar Corporation                  Common   300645108  30,984  1,000,000     SH         Sole            1,000,000     0        0
Hifn Inc.                         Common   428358105  11,963    435,000     SH         Sole              435,000     0        0
Inprise Corporation               Common   45766C102   6,084  1,100,000     SH         Sole            1,100,000     0        0
ITXC Corporation                  Common   45069F109   7,733  1,114,645     SH         Sole            1,114,645     0        0
Latitude Communications, Inc.     Common   518292107   1,162    300,000     SH         Sole              300,000     0        0
Pinnacle Systems, Inc.            Common   723481107   7,375  1,000,000     SH         Sole            1,000,000     0        0
Pumatech, Inc                     Common   745887109   7,481  1,800,000     SH         Sole            1,800,000     0        0
Silicon Image, Inc.               Common   82705T102  14,138  2,600,000     SH         Sole            2,600,000     0        0
Vicinity Corporation              Common   925653107   3,013  1,015,000     SH         Sole            1,015,000     0        0
WJ Communications, Inc.           Common   942486101     356     25,000     SH         Sole               25,000     0        0
